Other Payable And Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Other Payable and Accrued Liabilities

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB

Salary and welfare payable	43,693	24,377
Accrued litigation liabilities	17,756	17,756
Professional fees payable	3,063	840
Taxes payable	4,780	3,688
Short-term rental payable	1,190	1,300
Leasehold improvement payable	515	515
Discounted bank acceptance notes (1)	—	78,586
Others	1,031	3,023

	72,028	130,085

(1)
Discounted bank acceptance notes represent cash received from financial institutions by discounting of bank acceptance notes issued between the Company’s subsidiaries, which are repayable within one year with interest ranging from 1.12% to 1.26%. The issuance of notes payable is collateralized by the Group’s bank deposits RMB 93,063 as of June 30
,
2025, which were recorded in short-term investments.